Financial assets at fair value through the income statement - Credit risk of loans and advances designated at fair value and related credit derivatives (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Credit derivatives | Derivatives
Disclosure of financial assets [line items]
Value mitigated by related credit derivatives	£ 1,617	£ 795
Changes in fair value during the year ended	(3)	3
Cumulative changes in fair value from inception	(3)	3
Loans and advances at amortised cost
Disclosure of financial assets [line items]
Loans and advances designated at fair value, attributable to credit risk	2,813	2,170
Changes in fair value during the year ended	1	(46)
Cumulative changes in fair value from inception	£ (3)	£ (51)